State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF Investment Objectives and Goals - State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® MSCI Emerging Markets Fossil Fuel Reserves Free ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MSCI Emerging Markets ex Fossil Fuels Index.